Form N-1A Supplement	Jun. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
J.P. MORGAN EXCHANGE-TRADED FUND TRUST
J.P. Morgan Exchange-Traded Funds
JPMorgan Active Small Cap Value ETF
(the “Fund”)
Supplement dated March 24, 2026
to the current Summary Prospectus, Prospectus and Statement of Additional Information, as supplemented
The Board has approved a change to the Fund’s structure from a “non‑transparent” or “semi-transparent” ETF, which does not publicly disclose its portfolio holdings on a daily basis, to a “transparent” ETF that will disclose its portfolio holdings daily and operate in reliance on Rule 6c‑11 under the Investment Company Act of 1940, as amended, effective on or about April 20, 2026 (the “Effective Date”). In connection with this change, the Fund will no longer publish a “Proxy Portfolio” that is designed to closely track the Fund’s daily performance but is not the Fund’s actual portfolio holdings. Accordingly, references to the “Proxy Portfolio” in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information will be removed.
In addition, in connection with the change in the Fund’s structure, the Fund will no longer operate in reliance on an exemptive order from the U.S. Securities and Exchange Commission (the “Order”). The Order permitted the Fund to operate without publicly disclosing its portfolio holdings daily, but limited the types of investments the Fund was permitted to hold to those listed in the Fund’s application for the Order, including limiting the Fund’s investments to only those that are U.S. exchange-traded instruments as well as cash and cash equivalents. Because the Fund will no longer operate in reliance on the Order, the Board approved corresponding changes to the Fund’s principal investment strategies to remove references to the terms, requirements and limitations of the Order, as applicable. In connection with these changes, the Fund will also implement corresponding changes to its principal risks.
The Fund’s investment objective, fees and expenses will not change as a result of the changes to the Fund’s structure and principal investment strategies described above. In addition, as of the Effective Date, the Fund’s portfolio holdings will be publicly disclosed each day on the Fund’s website at www.jpmorganfunds.com.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL
INFORMATION FOR FUTURE REFERENCE

JPMorgan Active Small Cap Value ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
J.P. MORGAN EXCHANGE-TRADED FUND TRUST
J.P. Morgan Exchange-Traded Funds
JPMorgan Active Small Cap Value ETF
(the “Fund”)
Supplement dated March 24, 2026
to the current Summary Prospectus, Prospectus and Statement of Additional Information, as supplemented
The Board has approved a change to the Fund’s structure from a “non‑transparent” or “semi-transparent” ETF, which does not publicly disclose its portfolio holdings on a daily basis, to a “transparent” ETF that will disclose its portfolio holdings daily and operate in reliance on Rule 6c‑11 under the Investment Company Act of 1940, as amended, effective on or about April 20, 2026 (the “Effective Date”). In connection with this change, the Fund will no longer publish a “Proxy Portfolio” that is designed to closely track the Fund’s daily performance but is not the Fund’s actual portfolio holdings. Accordingly, references to the “Proxy Portfolio” in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information will be removed.
In addition, in connection with the change in the Fund’s structure, the Fund will no longer operate in reliance on an exemptive order from the U.S. Securities and Exchange Commission (the “Order”). The Order permitted the Fund to operate without publicly disclosing its portfolio holdings daily, but limited the types of investments the Fund was permitted to hold to those listed in the Fund’s application for the Order, including limiting the Fund’s investments to only those that are U.S. exchange-traded instruments as well as cash and cash equivalents. Because the Fund will no longer operate in reliance on the Order, the Board approved corresponding changes to the Fund’s principal investment strategies to remove references to the terms, requirements and limitations of the Order, as applicable. In connection with these changes, the Fund will also implement corresponding changes to its principal risks.
The Fund’s investment objective, fees and expenses will not change as a result of the changes to the Fund’s structure and principal investment strategies described above. In addition, as of the Effective Date, the Fund’s portfolio holdings will be publicly disclosed each day on the Fund’s website at www.jpmorganfunds.com.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL
INFORMATION FOR FUTURE REFERENCE